FINANCIAL INVESTMENTS - Movements (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INVESTMENTS
Beginning of the period	₺ 2,487,275
End of the period	2,384,743	₺ 2,487,275
Financial assets at fair value through profit or loss
FINANCIAL INVESTMENTS
Beginning of the period	2,298,590	41,767
Purchase of financial investments	6,276,918	7,136,133
Change in fair value recognized in the statement of comprehensive income/(loss)	127,621	342,921
Foreign exchange gains	439,331	199,326
Sales of financial investments	(5,965,924)	(4,948,695)
Monetary gain/(loss)	(969,221)	(472,862)
End of the period	2,207,315	2,298,590
Financial assets at amortized cost
FINANCIAL INVESTMENTS
Beginning of the period	188,685
Purchase of financial investments	201,207	186,976
Foreign exchange gains	26,095
Interest accrual	1,676	1,709
Sales of financial investments	(181,513)
Monetary gain/(loss)	(58,722)
End of the period	₺ 177,428	₺ 188,685